Investments (Details) - USD ($)						12 Months Ended
	Jul. 01, 2024	Jun. 09, 2024	Nov. 28, 2023	Nov. 24, 2023	Jun. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Jul. 01, 2023
Investments (Details) [Line Items]
Price per share (in Dollars per share)					$ 3.51
Extension advances (in Dollars)		$ 1,293,000
Conversion preferred shares						3,269,998	3,269,998
Convertible loan agreement (in Dollars)	$ 1,150,000
Unsecured bears interest (as a percent)	12.00%
Maturity date	1 year
Conversion rate per share (in Dollars per share)	$ 1,197.92
Financial support that remains outstanding (in Dollars)						$ 10,592	$ 28,064	$ 3,402
Evtec [Member]
Investments (Details) [Line Items]
Legal expenses (in Dollars)		$ 175,000		$ 175,000
Financial support that remains outstanding (in Dollars)						$ 1,292,980		$ 1,292,980
Evtec [Member]
Investments (Details) [Line Items]
Exchange preferred shares					4,086
Converted common shares percentage (as a percent)					13.00%
Investment amount (in Dollars)					$ 8,424,000				$ 8,520,000
Investment cost (in Dollars)					8,424,000
Aggregate extension fees (in Dollars)				400,000	$ 400,000
Extension advances (in Dollars)				$ 1,293,000
Series B Preferred Stock Converted into Common Stock [Member] | Evtec [Member]
Investments (Details) [Line Items]
Convertible of stock percentage (as a percent)					43.00%
Conversion of Evtec Group Preferred Shares into Ordinary Shares [Member] | Evtec [Member]
Investments (Details) [Line Items]
Convertible common shares					1
Conversion of Preferred Stock Pursuant to Securities Exchange Agreement into Ordinary Share Member
Investments (Details) [Line Items]
Conversion preferred shares			4,086	4,086	4,086
Preferred Stock Issued in Exchange for Preferred Shares From Other Company [Member] | Evtec [Member]
Investments (Details) [Line Items]
Company shares issued					2,400,000
Forfeited shares acquired			2,400,000	2,400,000	2,400,000